Cover	Dec. 05, 2024	Dec. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 05, 2024
Entity Registrant Name	TENNESSEE VALLEY AUTHORITY
City Area Code		(865)
Local Phone Number		632-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001376986
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, Postal Zip Code	37902
Entity Address, City or Town	Knoxville
Entity Tax Identification Number	62-0474417
Entity File Number	000-52313
Entity Incorporation, State or Country Code	X1
Entity Address, State or Province	TN
Entity Address, Address Line One	400 W. Summit Hill Drive